INTANGIBLE ASSETS, NET (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 19,932	$ 20,004	$ 19,703